Details of Banks Accounting for Ten Percent or More of Total Deposits (Detail) (Credit Concentration Risk, Deposits)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Bank A
Concentration Risk [Line Items]
Percentage of deposits	32.30%	29.00%
Bank B
Concentration Risk [Line Items]
Percentage of deposits	31.70%	61.70%
Bank C
Concentration Risk [Line Items]
Percentage of deposits	29.50%		[1]

[1]	The amount was less than 10%.